Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income (loss)	$ 15,850	$ (16,738)	$ (20,613)	$ (17,806)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization	527	708	935	1,042
Loss on retirement of property and equipment		43	43
Stock-based compensation	758	433	575	489
Interest expense related to convertible promissory note payable				88
Changes in operating assets and liabilities
Accounts receivable	235	30	(188)	1,181
Prepaid expenses and other assets	(5,083)	963	1,053	215
Accounts payable	(539)	(798)	303	(223)
Accrued liabilities	344	1,246	142	650
Deferred rent	293	(120)	(129)	(149)
Deferred revenue	(48,001)	(13,760)	(18,253)	(15,389)
Net cash used in operating activities	(35,616)	(27,993)	(36,132)	(29,902)
Investing activities
Purchases of investments	(10,046)			(8,025)
Proceeds from maturities of investments		4,885	5,620	7,549
Purchases of property and equipment	(408)	(115)	(193)	(1,031)
Decrease in restricted cash		119	119
Net cash provided by (used in) investing activities	(10,454)	4,889	5,546	(1,507)
Financing activities
Proceeds from issuance of convertible preferred stock, net of stock issuance costs				37,857
Proceeds from issuance of common stock, net of offering costs	80,351
Proceeds from exercise of stock options	42	16	48	48
Net cash provided by financing activities	80,393	16	48	37,905
Effect of exchange rate changes on cash	3	(1)	12	(3)
Net increase (decrease) in cash and cash equivalents	34,326	(23,089)	(30,526)	6,493
Cash and cash equivalents
Beginning of period	23,227	53,753	53,753	47,260
End of period	57,553	30,664	23,227	53,753
Supplemental disclosures:
Conversion of promissory note payable and accrued interest into convertible preferred stock				5,879
Offering costs included in accounts payable	$ 92